Fair Value of Financial Instruments, Part 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned, commercial real estate	$ 1,000	$ 2,200
Other real estate owned, residential real estate properties	5,400	4,200
Valuation charge on other real estate owned	1,100	2,000
Impaired loans [Abstract]
Impaired loans	25,881	26,535
Collateral dependent impaired loans	4,000	3,600
Gross charge offs, commercial impaired loans	641	17
Gross charge offs, residential impaired loans	648	349
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage - 1 to 4 family: First mortgage	0	0
Real estate mortgage - 1 to 4 family: Home Equity Loans	0
Real estate mortgage - 1 to 4 family: Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	0	0
Impaired loans [Abstract]
Commercial real estate	0	0
Real estate mortgage - 1 to 4 family: First mortgage	0	0
Real estate mortgage - 1 to 4 family: Home Equity Loans	0
Real estate mortgage - 1 to 4 family: Home Equity Lines of Credit	0	0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	6,455	6,441
Impaired loans [Abstract]
Commercial real estate	878	206
Real estate mortgage - 1 to 4 family: First mortgage	2,601	2,627
Real estate mortgage - 1 to 4 family: Home Equity Loans	53
Real estate mortgage - 1 to 4 family: Home Equity Lines of Credit	455	810
Nonrecurring [Member] | Carrying Value [Member]
Other Real Estate Owned (ORE) [Abstract]
Other real estate owned	6,455	6,441
Impaired loans [Abstract]
Commercial real estate	878	206
Real estate mortgage - 1 to 4 family: First mortgage	2,601	2,627
Real estate mortgage - 1 to 4 family: Home Equity Loans	53
Real estate mortgage - 1 to 4 family: Home Equity Lines of Credit	$ 455	$ 810